LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases
SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION

Supplemental balance sheet information related to leases was as follows:

	For the Year Ended
	December 31,
Operating lease:	2025	2024

Operating lease assets	$-	$62,812
Current portion of operating lease liabilities	$-	$64,306
Noncurrent operating lease liabilities	-	-
Total operating lease liability	$-	$64,306

Weighted average remaining lease term
Operating leases (years)	-	1.0

Weighted average discount rate:	-	4.08%

SCHEDULE OF CASH FLOW SUPPLEMENTAL INFORMATION

Supplemental cash flow and other information related to operating leases was as follows:

	For the Twelve Months Ended
	December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$64,306	$64,242

Total operating lease liabilities	$-	$64,306

SCHEDULE OF ANTICIPATED FUTURE LEASE COMMITMENTS

Our anticipated future lease commitments on a calendar year basis in US dollars, under non-cancelable operating leases are as follows:

Minimum
Year Ending	Lease
December 31,	Commitments
2026	15,064
Total future minimum lease liabilities	$15,064